Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Term deposit	$ 216,338	$ 212,774	$ 223,019
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	46,113	41,841	36,670
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	22,925	24,422	23,913
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	32,412	35,521	42,830
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	99,940	96,448	99,734
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 14,948	$ 14,542	$ 19,872